Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Preferred stock	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance at Mar. 10, 2022
Beginning Balance (in Shares) at Mar. 10, 2022
Accretion of redeemable ordinary shares to redemption value
Founder shares issued to initial shareholder			$ 144	24,856		25,000
Founder shares issued to initial shareholder (in Shares)			1,437,500
Net income (loss)					(66,302)	(66,302)
Ending Balance at Dec. 31, 2022			$ 144	24,856	(66,302)	(41,302)
Ending Balance (in Shares) at Dec. 31, 2022			1,437,500
Excess cash received from sales of private placement units over fair value of private placement warrants		$ 34		3,368,816		3,368,850
Excess cash received from sales of private placement units over fair value of private placement warrants (in Shares)		343,125
Issuance of Public Warrants and Public Rights, net off offering costs of $150,780				2,146,425		2,146,425
Accretion of redeemable ordinary shares to redemption value				(89,802)		(89,802)
Net income (loss)					(17,984)	(17,984)
Ending Balance at Mar. 31, 2023		$ 34	$ 144	5,450,295	(84,286)	5,366,187
Ending Balance (in Shares) at Mar. 31, 2023		343,125	1,437,500
Beginning Balance at Dec. 31, 2022			$ 144	24,856	(66,302)	(41,302)
Beginning Balance (in Shares) at Dec. 31, 2022			1,437,500
Excess cash received from sales of private placement units over fair value of private placement warrants		$ 34		3,368,816		3,368,850
Excess cash received from sales of private placement units over fair value of private placement warrants (in Shares)		343,125
Issuance of Public Warrants and Public Rights, net off offering costs of $150,780				2,146,425		2,146,425
Accretion of redeemable ordinary shares to redemption value				(5,540,097)	(1,878,148)	(7,418,245)
Net income (loss)					1,308,097	1,308,097
Ending Balance at Dec. 31, 2023		$ 34	$ 144		(636,353)	(636,175)
Ending Balance (in Shares) at Dec. 31, 2023		343,125	1,437,500
Accretion of redeemable ordinary shares to redemption value					(2,553,357)	(2,553,357)
Net income (loss)					143,504	143,504
Ending Balance at Mar. 31, 2024		$ 34	$ 144		$ (3,046,206)	$ (3,046,028)
Ending Balance (in Shares) at Mar. 31, 2024		343,125	1,437,500